Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail) - RSUs related total shareholders return [member]	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	353,375	248,655
Granted	179,878	166,760
Exercised	0
Forfeited	0	(62,040)
Lapsed	0
Ending balance	533,253	353,375	248,655
Weighted average fair value, Beginning balance	$ 44.94	$ 36.52
RSUs exercisable | shares
Weighted average fair value, Granted	$ 63.10	57.20
Weighted average fair value, Exercised	0
Weighted average fair value, Forfeited	0	44.15
Weighted average fair value, Lapsed	0
Weighted average fair value, Ending balance	51.07	44.94	$ 36.52
Weighted average fair value, exercisable
Aggregate intrinsic value	22,919,000	$ 18,824,000	$ 11,272,000
Aggregate intrinsic value, exercisable